Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 30, 2014
Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2015
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
Capital Innovations Global Agri, Timber, Infrastructure Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the Capital Innovations Global Agri, Timber, Infrastructure Fund (the “Fund”) are primarily to seek maximum total return through growth of capital,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	and secondarily to seek to provide current income to shareholders.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – Class A Shares” on page 24 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including amounts borrowed for investment purposes) in the securities of global infrastructure, timber, and agribusiness related companies. The Fund defines these companies as described below. Approximately 50% of the Fund’s net assets are invested in publicly traded securities of companies the primary operations of which are in foreign markets. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country, or (iii) has at least 50% of its assets located within that country. The Fund invests in at least three countries outside the United States. The Fund may invest in companies of any market capitalization but the majority of the Fund’s investments are generally in large and mid-cap securities. Potential investments include all types of equities, and American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) of global infrastructure, timber, and agribusiness companies, trading on U.S. and global exchanges and market places. In addition, the Fund may invest in domestic master limited partnership (“MLPs”) and real estate investment trusts (“REITs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. REITs are companies that own interests in real estate or in real estate related loans or other interests and that qualify for favorable federal income tax treatment.

The Fund is actively managed by Capital Innovations, LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”). The Sub-Advisor employs an in-depth analysis which consists of researching historical performance, characteristics, and long-term fundamental outlook of infrastructure, timber, and agribusiness companies to construct a diversified portfolio comprised of 60 to 80 companies representing exposure to these asset classes. To achieve the Fund’s investment objective, the Sub-Advisor generally allocates the Fund’s assets among the following three of its existing investment strategies: the Capital Innovations Global Listed Infrastructure strategy, the Capital Innovations Global Listed Timber strategy and the Capital Innovations Global Listed Agribusiness strategy. The Sub-Advisor has appointed a committee consisting of senior management (the “Allocation Committee”) to determine the percentage of the Fund’s assets to be allocated to each such asset class within the allocation ranges set forth in the table below. On a periodic basis the Allocation Committee reviews and may adjust the specific allocation ranges based upon its judgment of economic, market and regulatory conditions. The Sub-Advisor intends to maintain the allocations within the specified ranges, although actual allocations may vary at any time and may move and remain outside of these ranges (although each allocation will not be less than 25%) due to market movements, cash flows into or out of the Fund and other factors.

Asset Class Allocation Range
Capital Innovations Global Listed Infrastructure Strategy	25-50%
Capital Innovations Global Listed Timber Strategy	25-50%
Capital Innovations Global Listed Agribusiness Strategy	25-50%

The Sub-Advisor seeks to capitalize on market inefficiencies by adhering to a systematic and disciplined investment approach. The Sub-Advisor first screens the infrastructure, timber, and agribusiness industry universes based on specific guidelines, and then applies fundamental analysis to each potential investment. After an Allocation Committee review of the best ideas, the Sub-Advisor invests in companies it believes have sustainable competitive advantages, based on the Sub-Advisor’s assessment of the durability of cash flows, relative market valuation and growth potential.

Infrastructure Companies:

Infrastructure companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of energy; provision of utilities such as electric, water and natural gas; distribution, purification or treatment of water; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports; or provision of social assets, such as hospitals, schools, and subsidized housing. Infrastructure companies also include energy-related companies organized as REITs and MLPs.

Timber Companies:

Timber companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from the ownership, management or lease of forested land and harvest the timber from forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. These timber companies include forest products companies, timber MLPs, timber REITs, homebuilding companies, paper products companies, and paper packaging companies.

Agribusiness Companies:

Agribusiness companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from the business of agriculture. Companies primarily engaged in the agriculture business include those engaged in the production, processing, and distribution of agricultural products, packaged foods, and meats, as well as the business operators and suppliers of equipment and materials such as fertilizers, agricultural chemicals, agricultural construction equipment, farm machinery, and heavy trucks. Agribusiness companies also include agriculture-related companies organized as REITs and MLPs.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including amounts borrowed for investment purposes) in the securities of global infrastructure, timber, and agribusiness related companies.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

•	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Economic Risk. The market value of the securities held by the Fund can be adversely affected by lower or depressed levels of general economic activity and gross domestic product (“GDP”) growth, including possible prolonged periods of recession or deflation, in the countries in which the companies operate.

•	Equity Risk. The value of equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•	Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

•	Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

•	Industry Concentration Risk. The Fund’s investments will be concentrated in each of the following industries: infrastructure, timber, and agribusiness. The focus of the Fund’s portfolio on these specific industries may present more risks than if the portfolio were broadly diversified over numerous industries.

•	Infrastructure Industry Risk. Companies within the infrastructure industry are susceptible to adverse economic or regulatory occurrences. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure and utilities assets. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance.

•	Timber Industry Risk. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental, health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products. Any factors affecting timber companies could have a significant effect on the Fund’s performance.

•	Agribusiness Industry Risk. Economic forces, including forces affecting the agricultural commodity, energy and financial markets, as well as government policies and regulations affecting the agricultural industry and related industries, could adversely affect agribusiness companies. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, agribusiness companies must comply with a broad range of environmental laws and regulation. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on agribusiness companies and may affect the Fund’s performance.

•	Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

•	Master Limited Partnership Risk. An investment in MLP units involves risks in addition to the risks associated with a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk. Moreover, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain eligibility for partnership tax treatment, or if it is unable to do so because of tax law changes, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

•	Real Estate Investment Trust Risk. In addition to the risks associated with securities linked to the real estate industry, such as declines in the value of real estate, risks related to general and local economic conditions, decreases in property revenues, and increases in prevailing interest rates, property taxes and operating expenses, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. A REIT could possibly fail to qualify for favorable U.S. federal income tax treatment, or to maintain its exemption from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In addition, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated with protecting its investments.

•	Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 888-990-9950. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad based market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-990-9950
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Institutional Class Shares
Highest Calendar Quarter Return at NAV	6.69%	Quarter Ended 3/31/2013
Lowest Calendar Quarter Return at NAV	(4.26)%	Quarter Ended 9/30/2014

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Capital Innovations Global Agri, Timber, Infrastructure Fund | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INNAX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15
Wire Fee	capinnoglobal_WireFee	20
Overnight check delivery fee	capinnoglobal_CheckFee	25
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.19%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.07%
All other expenses	rr_Component3OtherExpensesOverAssets	2.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.54%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.94%)	[3]
Total annual fund operating expenses after fee waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.60%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	828
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,034
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,292
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	6,242
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	728
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,034
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	3,292
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	6,242
1 Year	rr_AverageAnnualReturnYear01	(5.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Capital Innovations Global Agri, Timber, Infrastructure Fund | Class C Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INNCX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15
Wire Fee	capinnoglobal_WireFee	20
Overnight check delivery fee	capinnoglobal_CheckFee	25
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.19%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.07%
All other expenses	rr_Component3OtherExpensesOverAssets	2.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.29%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.94%)	[3]
Total annual fund operating expenses after fee waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.35%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	341
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,125
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,025
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,330
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,125
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,025
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	4,330
1 Year	rr_AverageAnnualReturnYear01	(1.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Capital Innovations Global Agri, Timber, Infrastructure Fund | Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INNNX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15
Wire Fee	capinnoglobal_WireFee	20
Overnight check delivery fee	capinnoglobal_CheckFee	25
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	2.19%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.07%
All other expenses	rr_Component3OtherExpensesOverAssets	2.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.29%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.94%)	[3]
Total annual fund operating expenses after fee waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.35%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	137
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	831
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,549
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,453
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	831
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,549
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,453
2013	rr_AnnualReturn2013	14.85%
2014	rr_AnnualReturn2014	0.82%
1 Year	rr_AverageAnnualReturnYear01	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	8.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Capital Innovations Global Agri, Timber, Infrastructure Fund | - Return After Taxes on Distributions | Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.73%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012	[5]
Capital Innovations Global Agri, Timber, Infrastructure Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012	[5]
Capital Innovations Global Agri, Timber, Infrastructure Fund | S&P Global Natural Resources Sector Index (Reflects No Deductions for Fees, Expenses or Taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Capital Innovations Global Agri, Timber, Infrastructure Fund | S&P Global Agribusiness Equity Index (Reflects No Deductions for Fees, Expenses or Taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Capital Innovations Global Agri, Timber, Infrastructure Fund | S&P Global Timber & Forestry Index (Reflects No Deductions for Fees, Expenses or Taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	14.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Capital Innovations Global Agri, Timber, Infrastructure Fund | S&P Global Infrastructure Index (Reflects No Deductions for Fees, Expenses or Taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.98%
Since Inception	rr_AverageAnnualReturnSinceInception	13.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012

[1]	No sales charge applies on investments of $1 million or more.
[2]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of average daily net assets of the Class A Shares, Class C Shares and Institutional Shares, respectively. This agreement is in effect until March 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.
[4]	No sales charge applies on investments, but a CDSC of 1.00% will be imposed on certain redemptions of shares within 12 months of the date of purchase.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.